Related Party Balance and Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	¥ 629		¥ 21,223	¥ 85,209
Revenue	942,380	$ 147,880	2,451,287	3,599,436
Amounts due to related parties	64,323		84,919
Loans to equity method investees, net			92,116
Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	12,442		19,575
Parking space transaction services
Related Party Transaction [Line Items]
Revenue	0		184,322
Jiushen | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	790		790
Jiufeng | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 149		123
Jiuyi
Related Party Transaction [Line Items]
Loans to equity method investees, net			¥ 79,866
Annual interest (as a percent)			4.50%
Jiuyi | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties			¥ 14,752
Jiushi
Related Party Transaction [Line Items]
Loans to equity method investees, net			12,250
Shanghai Lianlian | Parking space transaction services
Related Party Transaction [Line Items]
Revenue			184,322
Chongkai
Related Party Transaction [Line Items]
Number of company founders | item	2	2
Chongkai | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 3,947		3,910
Muju | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	7,556
Self Commitment and Non-Group Collaborative Agreements
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	629		10,571	73,795
Self Commitment and Non-Group Collaborative Agreements | Jiufeng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	95		0	0
Self Commitment and Non-Group Collaborative Agreements | Jiusheng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		2,734	261
Self Commitment and Non-Group Collaborative Agreements | Jiuchuan
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		1,825	12,727
Self Commitment and Non-Group Collaborative Agreements | Jiuyi
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		67	10,934
Self Commitment and Non-Group Collaborative Agreements | Decheng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		532	2,957
Self Commitment and Non-Group Collaborative Agreements | Longshutianye
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		1,922	8,836
Self Commitment and Non-Group Collaborative Agreements | Yunde
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		734	11,622
Self Commitment and Non-Group Collaborative Agreements | Detong
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		117	3,538
Self Commitment and Non-Group Collaborative Agreements | Qixing
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		0	2,576
Self Commitment and Non-Group Collaborative Agreements | Jiuzhen
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	179		2,640	5,074
Self Commitment and Non-Group Collaborative Agreements | Deyan
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	251		0	15,270
Self Commitment and Non-Group Collaborative Agreements | Jiushi
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	4		0	0
Self Commitment and Non-Group Collaborative Agreements | Chongkai
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	100		0	0
Exclusive Sales Contracts Without Sales Commitment Arrangement
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		10,652	11,414
Amounts due to related parties	10,226		11,321
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiushen
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		1,196
Amounts due to related parties	29		29
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiufeng
Related Party Transaction [Line Items]
Amounts due to related parties	464
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiuyi
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		8,511
Amounts due to related parties			1,559
Exclusive Sales Contracts Without Sales Commitment Arrangement | Derong
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		945	¥ 11,414
Amounts due to related parties	9,733		9,733
Non-Group Collaborative Agreements
Related Party Transaction [Line Items]
Amounts due to related parties	41,655		54,023
Non-Group Collaborative Agreements | Gefei Chengyun
Related Party Transaction [Line Items]
Amounts due to related parties	10,759		10,759
Non-Group Collaborative Agreements | Jiufeng
Related Party Transaction [Line Items]
Amounts due to related parties	242		240
Non-Group Collaborative Agreements | Jiuchuan
Related Party Transaction [Line Items]
Amounts due to related parties	6,828		9,175
Non-Group Collaborative Agreements | Jiuyi
Related Party Transaction [Line Items]
Amounts due to related parties	0		5,782
Non-Group Collaborative Agreements | Longshutianye
Related Party Transaction [Line Items]
Amounts due to related parties	10,140		11,207
Non-Group Collaborative Agreements | Yunde
Related Party Transaction [Line Items]
Amounts due to related parties	9,383		9,794
Non-Group Collaborative Agreements | Detong
Related Party Transaction [Line Items]
Amounts due to related parties	3,274		3,274
Non-Group Collaborative Agreements | Qixing
Related Party Transaction [Line Items]
Amounts due from a related party	(964)		0
Non-Group Collaborative Agreements | Jiuzhen
Related Party Transaction [Line Items]
Amounts due to related parties	0		3,792
Non-Group Collaborative Agreements | Jiushi
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 65		¥ 0